Document and Entity Information	Dec. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Registrant CIK	0000031266
SEC Form	497
Period end date	Dec. 31, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated May 1, 2022
Amendment Flag	false